Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:			Company- Selected Measure
Year[1] (a)	Summary Compensation Table total for PEO (Jan D. De Witte)[1] (b)	Summary Compensation Table total for Former PEO (Peter J. Arduini)[1] (b)	Compensation Actually Paid to PEO (Jan De Witte)[2] (c)	Compensation Actually Paid to Former PEO (Peter J. Arduini)[2] (c)	Average Summary Compensation Table Total for Non-PEO NEOs[1] (d)	Average Compensation Actually Paid to Non-PEO NEOs[2] (e)	Total Shareholder Return[3] (f)	Peer Group Total Shareholder Return[3] (g)	Net Income[4] (millions) (h)	Revenue (millions)[5] (i)

2023	$6,388,756	n/a	$3,054,450	n/a	$1,760,212	$1,195,328	$74.70	$137.80	$67.7	$1,542.6
2022	$9,319,913	n/a	$8,467,260	n/a	$2,971,115	$2,080,890	$96.21	$134.10	$180.6	$1,593.3
2021	$251,773	$9,839,221	$251,773	$12,933,775	$2,503,086	$3,093,831	$114.95	$145.30	$169.1	$1,542.4
2020		$7,740,699		$8,391,087	$1,882,148	$2,197,221	$111.39	$114.41	$133.9	$1,371.9

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The PEO and Non-PEO NEOs for the applicable years are as follows:
•2023: Mr. De Witte served as PEO and Mses. Knight and Anderson and Messrs. Davis, McBreen, Mosebrook and Schwartz served as Non-PEO NEOs
•2022: Mr. De Witte served as PEO and Ms. Anderson and Messrs. Davis, McBreen, Schwartz and Coleman served as Non-PEO NEOs
•2021: Mr. De Witte and Mr. Peter J. Arduini served as PEO and Ms. Anderson and Messrs. Davis, McBreen and Coleman served as Non-PEO NEOs
•2020: Mr. Arduini served as PEO and Ms. Anderson and Messrs. Davis, McBreen and Coleman served as Non-PEO NEOs

Adjustment To PEO Compensation, Footnote	The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid for the PEO and the average of the Non-PEO NEOs:

	2020	2021		2022	2023
Adjustments	Former PEO (Peter J. Arduini)	Current PEO (Jan. D. De Witte)	Former PEO (Peter J. Arduini)	PEO (Jan De Witte)	PEO (Jan De Witte)

Total Compensation reported in SCT	$7,740,699	$251,773	$9,839,221	$9,319,913	$6,388,756
Deduction for Stock and Options Awards reported in SCT	$(6,000,068)		$(7,250,113)	$(7,500,107)	(5,500,089)
Deduction for Change in Pension Value and Nonqualified Deferred Compensation Earnings Value reported in SCT	$—	$—	—	$—	—
Increase by FV of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined at Applicable FY End	$8,875,367	$—	$5,560,371	$6,647,453	$3,775,014
Increase by FV of Awards Granted during Applicable FY that Vested during Applicable FY, Determined at Vesting Date	$—	$—	$2,862,580	$—	$34,449
Increase or Decrease by Change in FV of Outstanding Unvested Prior FY Awards that Remain Unvested at Applicable FY End as Compared to FV as of Prior FY End	$(505,550)	$—	$1,476,527	$—	$(1,412,612)
Increase or Decrease by Change in FV of Prior FY Awards that Vested During the Applicable FY as of vesting date as compared to FV as of Prior FY End	$(1,719,360)	$—	$445,188	$—	$(231,068)
Deduction of FV of Prior FY Awards as of Prior FY End that were forfeited during Applicable FY (N/A)	$—	$—	$—	$—	$—
Increase by amount of dividends paid on unvested awards during applicable FY prior to vesting date (N/A)	$—	$—	—	$—	$—
Increase by incremental fair value of Options/SARs modified during applicable FY (N/A)	$—	$—	$—	$—	$—
Increase by Change in Pension Service Costs (N/A)	$—	$—	—	$—	$—
Increase by Above-Market or Preferential Earnings on Deferred Compensation that is Not Tax-Qualified	$—	$—	$—	$—	$—

	2020	2021	2022	2023
Adjustments	Average for Other NEOs	Average for Other NEOs	Average for Other NEOs	Average for Other NEOs

Total Compensation reported in SCT	$1,882,148	$2,503,086	$2,971,115	$1,760,212
Deduction for Stock and Options Awards reported in SCT	$(1,128,807)	$(1,477,260)	$(1,859,455)	$(1,188,985)
Deduction for Change in Pension Value and Nonqualified Deferred Compensation Earnings Value reported in SCT	$—	$—	$—
Increase by FV of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined at Applicable FY End	$1,654,501	$1,725,068	$1,402,280	$944,464
Increase by FV of Awards Granted during Applicable FY that Vested during Applicable FY, Determined at Vesting Date	$—	$—	$106,875	$—
Increase or Decrease by Change in FV of Outstanding Unvested Prior FY Awards that Remain Unvested at Applicable FY End as Compared to FV as of Prior FY End	$41,558	$279,824	$(288,653)	$(285,475)
Increase or Decrease by Change in FV of Prior FY Awards that Vested During the Applicable FY as of vesting date as compared to FV as of Prior FY End	$(252,180)	$63,113	$(251,272)	$(34,887)
Deduction of FV of Prior FY Awards as of Prior FY End that were forfeited during Applicable FY (N/A)	$—	$—	$—	$—
Increase by amount of dividends paid on unvested awards during applicable FY prior to vesting date (N/A)	$—	$—	$—	$—
Increase by incremental fair value of Options/SARs modified during applicable FY (N/A)	$—	$—	$—	$—
Increase by Change in Pension Service Costs (N/A)	$—	$—	$—	$—
Increase by Above-Market or Preferential Earnings on Deferred Compensation that is Not Tax-Qualified	$—	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 1,760,212	$ 2,971,115	$ 2,503,086	$ 1,882,148
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,195,328	2,080,890	3,093,831	2,197,221
Adjustment to Non-PEO NEO Compensation Footnote	The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid for the PEO and the average of the Non-PEO NEOs:

	2020	2021		2022	2023
Adjustments	Former PEO (Peter J. Arduini)	Current PEO (Jan. D. De Witte)	Former PEO (Peter J. Arduini)	PEO (Jan De Witte)	PEO (Jan De Witte)

Total Compensation reported in SCT	$7,740,699	$251,773	$9,839,221	$9,319,913	$6,388,756
Deduction for Stock and Options Awards reported in SCT	$(6,000,068)		$(7,250,113)	$(7,500,107)	(5,500,089)
Deduction for Change in Pension Value and Nonqualified Deferred Compensation Earnings Value reported in SCT	$—	$—	—	$—	—
Increase by FV of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined at Applicable FY End	$8,875,367	$—	$5,560,371	$6,647,453	$3,775,014
Increase by FV of Awards Granted during Applicable FY that Vested during Applicable FY, Determined at Vesting Date	$—	$—	$2,862,580	$—	$34,449
Increase or Decrease by Change in FV of Outstanding Unvested Prior FY Awards that Remain Unvested at Applicable FY End as Compared to FV as of Prior FY End	$(505,550)	$—	$1,476,527	$—	$(1,412,612)
Increase or Decrease by Change in FV of Prior FY Awards that Vested During the Applicable FY as of vesting date as compared to FV as of Prior FY End	$(1,719,360)	$—	$445,188	$—	$(231,068)
Deduction of FV of Prior FY Awards as of Prior FY End that were forfeited during Applicable FY (N/A)	$—	$—	$—	$—	$—
Increase by amount of dividends paid on unvested awards during applicable FY prior to vesting date (N/A)	$—	$—	—	$—	$—
Increase by incremental fair value of Options/SARs modified during applicable FY (N/A)	$—	$—	$—	$—	$—
Increase by Change in Pension Service Costs (N/A)	$—	$—	—	$—	$—
Increase by Above-Market or Preferential Earnings on Deferred Compensation that is Not Tax-Qualified	$—	$—	$—	$—	$—

	2020	2021	2022	2023
Adjustments	Average for Other NEOs	Average for Other NEOs	Average for Other NEOs	Average for Other NEOs

Total Compensation reported in SCT	$1,882,148	$2,503,086	$2,971,115	$1,760,212
Deduction for Stock and Options Awards reported in SCT	$(1,128,807)	$(1,477,260)	$(1,859,455)	$(1,188,985)
Deduction for Change in Pension Value and Nonqualified Deferred Compensation Earnings Value reported in SCT	$—	$—	$—
Increase by FV of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined at Applicable FY End	$1,654,501	$1,725,068	$1,402,280	$944,464
Increase by FV of Awards Granted during Applicable FY that Vested during Applicable FY, Determined at Vesting Date	$—	$—	$106,875	$—
Increase or Decrease by Change in FV of Outstanding Unvested Prior FY Awards that Remain Unvested at Applicable FY End as Compared to FV as of Prior FY End	$41,558	$279,824	$(288,653)	$(285,475)
Increase or Decrease by Change in FV of Prior FY Awards that Vested During the Applicable FY as of vesting date as compared to FV as of Prior FY End	$(252,180)	$63,113	$(251,272)	$(34,887)
Deduction of FV of Prior FY Awards as of Prior FY End that were forfeited during Applicable FY (N/A)	$—	$—	$—	$—
Increase by amount of dividends paid on unvested awards during applicable FY prior to vesting date (N/A)	$—	$—	$—	$—
Increase by incremental fair value of Options/SARs modified during applicable FY (N/A)	$—	$—	$—	$—
Increase by Change in Pension Service Costs (N/A)	$—	$—	$—	$—
Increase by Above-Market or Preferential Earnings on Deferred Compensation that is Not Tax-Qualified	$—	$—	$—	$—

Compensation Actually Paid vs. Total Shareholder Return	PEO and Average Non-PEO NEO Compensation Actually Paid vs Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	PEO and Average Non-PEO NEO Compensation Actually Paid vs GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure	PEO and Average Non-PEO NEO Compensation Actually Paid vs Company Selected Measure
Total Shareholder Return Vs Peer Group	PEO and Average Non-PEO NEO Compensation Actually Paid vs Company TSR and Peer Group TSR
Tabular List, Table

Important Financial Performance Measures

Revenue
Adjusted EBITDA
Operating Cash Flow
Annual Organic Revenue Growth

Total Shareholder Return Amount	$ 74.70	96.21	114.95	111.39
Peer Group Total Shareholder Return Amount	137.80	134.10	145.30	114.41
Net Income (Loss)	$ 67,700,000	$ 180,600,000	$ 169,100,000	$ 133,900,000
Company Selected Measure Amount	1,542,600,000	1,593,300,000	1,542,400,000	1,371,900,000
PEO Name	Mr. De Witte	Mr. De Witte	Mr. De Witte	Mr. Arduini
Additional 402(v) Disclosure	Reflects cumulative total shareholder return (“TSR”) of the Company and of the S&P 500 Healthcare Equipment & Services Industry Index for the year ended December 31, 2020, the two-years ended December 31, 2021, the three years ended December 31, 2022 and the four years ended December 31, 2023, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.
4.This column presents the Company's consolidated net income as reported in our Form 10-K for each covered year.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description	We determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022 and 2023. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Revenue for annual bonus pool purposes is defined as reported revenue adjusted for foreign exchange impact against budget and excludes certain transactions such as acquisitions or divestitures if these items were not included in the performance target. See "Appendix A - Reconciliation of Annual Cash Bonus Program Performance Metrics".
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Annual Organic Revenue Growth
De Witte [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,388,756	$ 9,319,913	$ 251,773
PEO Actually Paid Compensation Amount	3,054,450	8,467,260	251,773
Arduini [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			9,839,221	$ 7,740,699
PEO Actually Paid Compensation Amount			12,933,775	8,391,087
PEO | De Witte [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,500,089)	(7,500,107)
PEO | De Witte [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | De Witte [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,775,014	6,647,453	0
PEO | De Witte [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,449	0	0
PEO | De Witte [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,412,612)	0	0
PEO | De Witte [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(231,068)	0	0
PEO | De Witte [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | De Witte [Member] | Equity Awards, Value Of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | De Witte [Member] | Options/SARs Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | De Witte [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | De Witte [Member] | Deferred Compensation Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Arduini [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,250,113)	(6,000,068)
PEO | Arduini [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Arduini [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,560,371	8,875,367
PEO | Arduini [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,862,580	0
PEO | Arduini [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,476,527	(505,550)
PEO | Arduini [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			445,188	(1,719,360)
PEO | Arduini [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Arduini [Member] | Equity Awards, Value Of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Arduini [Member] | Options/SARs Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Arduini [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Arduini [Member] | Deferred Compensation Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,188,985)	(1,859,455)	(1,477,260)	(1,128,807)
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	944,464	1,402,280	1,725,068	1,654,501
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	106,875	0	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(285,475)	(288,653)	279,824	41,558
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,887)	(251,272)	63,113	(252,180)
Non-PEO NEO | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards, Value Of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Options/SARs Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Deferred Compensation Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0